OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 6           -           OTHER CURRENT LIABILITIES

A.         Consists of:

	As of December 31,
	2 0 1 6	2 0 1 5

Accrued salaries and fringe benefits	$10,612	$8,056
Accrued warranty costs (See B below)	4,358	3,883
Governmental institutions	2,947	3,338
Other	544	719
	$18,461	$15,996

B.         Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2016 and 2015:

	As of December 31,
	2 0 1 6	2 0 1 5

Balance as of beginning of year	$3,883	$2,356
Acquisition of ReVera	-	973
Services provided under warranty	(4,168)	(4,221)
Changes in provision	4,643	4,775
Balance as of end of year	$4,358	$3,883